Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,642,360
Previously Paid Amount	0.00
Total Fee Amount	2,160.21
Total Offset Amount	0.00
Net Fee	2,160.21
Narrative - Max Aggregate Offering Price	$ 15,642,360
Final Prospectus	true